Concentration, Geographic	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATION, GEOGRAPHIC
13.	CONCENTRATION, GEOGRAPHIC

As of March 31, 2021, there was no concentration in the Company’s gross accounts receivables. For the year ended March 31, 2021, there was no concentration in the Company’s revenues.

As of March 31, 2020, the Company’s gross accounts receivables was comprised of three customers, of those three, each contributed 15.91%, 28.03%, and 56.06% to the total outstanding balance. For the year ended March 31, 2020, there was no concentration in the Company’s revenues.

As of March 31, 2019, the Company’s gross accounts receivables was comprised of eight customers, of those eight, five contributed 11.47%, 12.94%, 10.30%, 15.53%, and 30.19% to the total outstanding balance. For the year ended March 31, 2019, fifteen customers comprised 75.82% of the Company’s revenues. There was one customer that contributed 15.0% of the Company total revenues.